LOSS PER SHARE (Schedule of Computation of Basic and Diluted (Loss)/ Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Numerator for basic loss per share		$ (127,593)	$ (1,303)	$ (76,738)
Numerator for diluted loss per share		$ (127,593)	$ (1,303)	$ (76,738)
Common Shares [Member]
Denominator:
Weighted average number of common shares outstanding-basic		492,939,263	466,691,632	403,443,828
Dilutive effect of stock options and unvested restricted shares	[1]
Weighted-average number of shares outstanding, diluted		492,939,263	466,691,632	403,443,828
Net loss per share
Basic net loss per share	[2]	$ (0.2588)	$ (0.0028)	$ (0.1902)
Diluted net loss per share	[2]	$ (0.2588)	$ (0.0028)	$ (0.1902)
ADS [Member]
Denominator:
Weighted average number of common shares outstanding-basic		98,587,853	93,338,326	80,688,766
Weighted-average number of shares outstanding, diluted		98,587,853	93,338,326	80,688,766
Net loss per share
Basic net loss per share	[3]	$ (1.2940)	$ (0.0140)	$ (0.9510)
Diluted net loss per share	[3]	$ (1.2940)	$ (0.0140)	$ (0.9510)

[1]	The potential dilutive securities that were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive include share options and restricted shares of 27,694,086, 9,325,104, and 5,678,630 respectively, for the years ended December 31, 2014, 2015 and 2016.
[2]	Since Class A common shares and Class B common shares share identical characteristics (Note 18), only one EPS is presented for both classes.
[3]	Each ADS represents five Class A common shares. The net loss per ADS for the years ended December 31, 2014, 2015 and 2016 were calculated using the same conversion ratio assuming the ADSs existed during these periods, any differences in the five-times ratio were due to rounding.